UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2012


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

---------------------------------------------------------------------------

ITEM 1 - Schedule of Investments

American Growth Fund Series 1
October 31, 2012
(unaudited)

                                             			Market
Common Stocks 99.34%				Shares          Value


Machinery 11.11%

Middleby Corp. *	                         6,875		859,031
Flowserve Corp.	                                 4,990 		676,095
		                                -----------------------
                                                              1,535,126


Diversified Co. 9.47%

General Electric Co	                        32,075 	        675,500
Chemed Corp.	                                 9,425 	        633,831
                                                -----------------------
                                                              1,309,331


Computer & Peripherals 8.63%

EMC corp. *	                                27,613 	        674,309
Cisco	                                        30,240 		518,314
                                                -----------------------
                                                              1,192,623


Computer Software & Svcs 8.49%

Fair, Isaac Corp.	                        25,170	      1,172,922
                                                -----------------------
                                                              1,172,922


Railroad 7.29%

Kansas City Southern 	                        12,525 	      1,007,761
                                                -----------------------
                                                              1,007,761


Biotechnology 6.97%

Amgen Inc.	                                11,126 	        962,900
                                                -----------------------
                                                                962,900


Cable TV 6.54%

Time Warner Cable                                9,113 	        903,189
                                                -----------------------
                                                                903,189


ENTERTAINMENT 6.16%

TIME WARNER, INC.	                        19,590 	        851,186
                                                -----------------------
                                                                851,186


Semiconductor Cap. Equip. 4.86%

Teradyne Inc. *	                                45,900 	        671,058
                                                -----------------------
                                                                671,058


Semiconductor 4.39%

Intel Corp.	                                28,080 	        607,230
                                                -----------------------
                                                                607,230


Phamacy Services 4.35%

Walgreen Co.	                                17,060 	        601,024
                                                -----------------------
                                                                601,024


Insurance Industry (Foreign) 3.96%

AXA ADS.	                                34,350 	        547,196
                                                -----------------------
                                                                547,196



Drug 3.17%
Medicines Co Com *	                        11,210 		245,723
Bristol Myers 					 5,770 	        191,853
		                                -----------------------
		                                                437,576


Insurance (Life) 3.05%

Lincoln Natl Corp. 	                        17,015 	        421,802
                                                -----------------------
                                                                421,802


Beverage 2.77%

Cott Corp.  *	                                50,020 	        382,653
                                                -----------------------
                                                                382,653


Retail (Hardlines)2.11%

Petsmart Inc.	                                 4,405 	        292,448
                                                -----------------------
                                                                292,448


Oilfield Svcs/Equip. 1.98%

RPC Inc	                                        14,705 	        168,519
Complete Production 	                         5,161 	        104,923
                                                -----------------------
                                                                273,442


Telecom. Equipment 1.83%

Neustar Inc. Cl A *	                         6,900 	        252,471
                                                -----------------------
                                                                252,471


Retail Store 1.47%

Dollar Tree Inc. *	                         5,090 	        202,938
                                                -----------------------
                                                                202,938


Medical Supplies 0.74%

Hil Rom Hldgs 	                                 3,620 	        101,686
                                                -----------------------
                                                                101,686




                                                -----------------------
Total Value Common Stocks	                 99.34%	     13,726,562




Cash and Recevable, less liabilities	          0.66%	         91,077
                                                -----------------------

Total Net Assets	                        100.00%	     13,817,639
                                                =======================


* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	      2,788,841

Gross Unrealized depreciation on investment securities	       (221,337)
                                                -----------------------
Net Unrealized apprecuatuib in investment securites	      2,567,504

Cost of investment securities for federal income tax
purposes                                                     11,159,058


---------------------------------------------------------------------------

ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

---------------------------------------------------------------------------

ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

---------------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	November 26, 2012

	By /s/ Timothy E. Taggart
	Executive Vice President
	November 26, 2012